SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total consolidated assets	$ 7,985,343	$ 8,335,072	$ 9,301,784
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	45,697	77,631	239,575
Mocha and Other [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	139,511	135,256	122,499
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	2,691,228	2,720,571	2,641,875
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,444,870	3,705,391	3,924,262
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	376,244	418,594	381,579
City of Dreams Mediterranean and Other [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	682,937	742,450	565,663
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 604,856	$ 535,179	$ 1,426,331